Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments  |  January 31, 2023

Ticker Symbol: MIO

Schedule of Investments  |  1/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 140.8%
	Commercial Mortgage-Backed Security—0.5% of Net Assets
1,500,000	Housing Opportunities Commission of Montgomery County, Series 2021-A, 2.10%, 7/1/52	$ 986,880
	Total Commercial Mortgage-Backed Security (Cost $1,240,572)	$986,880

	Municipal Bonds — 140.3% of Net Assets(a)
	Alabama — 7.4%
18,265,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	$ 16,449,094
	Total Alabama	$16,449,094
	Arizona — 7.0%
1,000,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/51 (144A)	$ 774,670
950,000	Arizona Industrial Development Authority, Series A, 4.00%, 7/15/56 (144A)	717,573
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/49 (144A)	1,547,432
8,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	6,985,280
7,040,000	Maricopa County Industrial Development Authority, Honorhealth, Series A, 3.00%, 9/1/51	5,378,349
	Total Arizona	$15,403,304
	Arkansas — 3.8%
9,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 8,505,920
	Total Arkansas	$8,505,920
	California — 20.0%
1,000,000	California County Tobacco Securitization Agency, Golden Gate Tobacco Settlement, Series A, 5.00%, 6/1/47	$ 941,110
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A, 5.00%, 11/1/41 (144A)	1,006,740
1,500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	1,463,145
1Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	California — (continued)
13,315,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	$ 13,399,950
750,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	772,373
3,865,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	3,893,021
8,550,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	8,567,869
17,000,000	Golden State Tobacco Securitization Corp., Series A1, 4.214%, 6/1/50	14,098,270
	Total California	$44,142,478
	Colorado — 7.6%
2,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 1,664,960
2,000,000	City & County of Denver, United Airlines, Inc. Project, 5.00%, 10/1/32	2,005,000
1,900,000(b)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,780,072
7,000,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	7,116,480
3,475,000	Prairie Center Metropolitan District No 3, Series A, 5.00%, 12/15/41 (144A)	3,481,637
1,000,000	Rampart Range Metropolitan District No 5, 4.00%, 12/1/51	712,360
	Total Colorado	$16,760,509
	Delaware — 0.4%
25,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 19,673
1,015,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	776,617
	Total Delaware	$796,290
	Florida — 5.0%
2,000,000	Charlotte County Industrial Development Authority, Town & Country Utilities, Series B, 5.00%, 10/1/36 (144A)	$ 1,730,280
2,425,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	2,007,924
2,450,000	South Broward Hospital District, Series A, 2.375%, 5/1/45	1,687,658
2,455,000	South Broward Hospital District, Series A, 2.50%, 5/1/47	1,689,703
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
2,000,000	South Broward Hospital District, Series A, 3.00%, 5/1/51	$ 1,539,020
3,700,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.125%, 7/1/46	2,324,414
	Total Florida	$10,978,999
	Georgia — 2.6%
8,440,000(c)	Tender Option Bond Trust Receipts/Certificates, Series 2021, 2.884%, 7/15/50 (ST GTD) (144A)	$ 5,848,896
	Total Georgia	$5,848,896
	Illinois — 11.6%
3,050,000(b)	Chicago Board of Education, Series A, 5.00%, 12/1/35	$ 3,154,859
4,260,000(b)	Chicago Board of Education, Series A, 5.00%, 12/1/42	4,207,687
2,255,000(b)	City of Chicago, Series A, 5.50%, 1/1/33	2,293,042
9,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	8,523,305
7,230,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/50	7,348,283
	Total Illinois	$25,527,176
	Iowa — 0.4%
1,000,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 989,170
	Total Iowa	$989,170
	Minnesota — 0.6%
1,430,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 1,404,861
	Total Minnesota	$1,404,861
	New Jersey — 1.5%
1,715,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System, 3.00%, 7/1/51	$ 1,270,335
2,000,000	Tobacco Settlement Financing Corp., Series B, 5.00%, 6/1/46	2,018,360
	Total New Jersey	$3,288,695
	New York — 19.3%
4,300,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	$ 4,215,290
4,385,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	4,342,378
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	1,998,680
3Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/23

Principal Amount USD ($)		Value
	New York — (continued)
3,505,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.00%, 6/1/35	$ 3,331,292
2,895,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A3, 5.125%, 6/1/46	2,724,108
7,030,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	6,606,302
7,915,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	7,370,606
8,325,000	TSASC, Inc., Series B, 5.00%, 6/1/48	7,825,500
6,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 4.50%, 7/1/56 (144A)	4,240,500
	Total New York	$42,654,656
	North Carolina — 3.2%
5,000,000	County of Johnston NC Water & Sewer System Revenue, 2.25%, 4/1/51	$ 3,030,400
4,000,000	North Carolina Department of Transportation, I-77 Hot Lanes Project, 5.00%, 6/30/54	4,016,600
	Total North Carolina	$7,047,000
	Ohio — 8.0%
18,590,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	$ 17,702,699
	Total Ohio	$17,702,699
	Oklahoma — 2.7%
5,900,000	Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35	$ 5,917,641
	Total Oklahoma	$5,917,641
	Pennsylvania — 0.7%
1,750,000	Pennsylvania Economic Development Financing Authority, UPMC, Series A, 4.00%, 10/15/51	$ 1,640,783
	Total Pennsylvania	$1,640,783
	Puerto Rico — 24.1%
18,673,960(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/37	$ 16,594,241
1,796,000(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/41	1,542,495
3,624,000(b)	Commonwealth of Puerto Rico, Restructured Series A1, 4.00%, 7/1/46	3,021,727
3,220,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/37 (144A)	3,264,951
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Puerto Rico — (continued)
8,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	$ 8,346,745
2,435,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B, 5.00%, 7/1/37 (144A)	2,471,647
2,720,000	Puerto Rico Electric Power Authority, Series Class V, 5.25%, 7/1/27 (AGM Insured)	2,775,488
2,000,000	Puerto Rico Highway & Transportation Authority, Restructured Series A, 5.00%, 7/1/62	1,925,000
12,844,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 4.75%, 7/1/53	12,205,011
1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	985,250
	Total Puerto Rico	$53,132,555
	Texas — 4.6%
11,510,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	$ 10,237,569
	Total Texas	$10,237,569
	Virginia — 5.4%
7,480,000	Tobacco Settlement Financing Corp., Series A1, 6.706%, 6/1/46	$ 7,072,265
4,750,000	Virginia Small Business Financing Authority, Transform 66 P3 Project, 5.00%, 12/31/52	4,785,768
	Total Virginia	$11,858,033
	Wisconsin — 4.4%
8,000,000	Public Finance Authority, Searstone CCRC Project, 4.00%, 6/1/41 (144A)	$ 6,085,040
5,000,000	Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, 3.00%, 8/15/51	3,618,650
	Total Wisconsin	$9,703,690
	Total Municipal Bonds (Cost $320,018,573)	$309,990,018

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 140.8% (Cost $321,259,145)	$310,976,898
	OTHER ASSETS AND LIABILITIES — (40.8)%	$(90,101,331)
	net assets — 100.0%	$220,875,567

5Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/23

AGM	Assured Guaranty Municipal Corp.
ST GTD	State Guaranteed.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $86,319,500, or 39.1% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Security	$—	$986,880	$—	$986,880
Municipal Bonds	—	309,990,018	—	309,990,018
Total Investments in Securities	$—	$310,976,898	$—	$310,976,898
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Opportunities Fund, Inc. |  | 1/31/236